Note 13 - Related Party Transactions (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended
	May 28, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Jul. 01, 2011	Sep. 01, 2009
Note 13 - Related Party Transactions (Details) [Line Items]
Due to Related Parties		$ 12,232	$ 10,832	$ 41,696
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	11,000,000	12,500,000	3,425,000	2,875,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.01	$ 0.01	$ 0.11	$ 0.18
Operating Leases, Future Minimum Payments Due		195,450
Interest Payable		251,926	158,869	134,559
Chief Operating Officer [Member] | Convertible Debt Securities [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Due to Related Parties		75,000
Interest Payable, Current		11,113
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Chief Operating Officer [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Due to Related Parties		2,000	942	9,194
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	1,000,000
Convertible Notes Payable			75,000
Interest Payable			8,613
Chief Executive Officer [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Due to Related Parties		9,950		32,502
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	7,000,000
Director [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	2,000,000
Director of Sales [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Due to Related Parties		282	9,890
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	1,000,000
Osprey South, LLC [Member] | Late Fees [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense			26,377
Osprey South, LLC [Member] | 5 Year Lease Agreement [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Lease Agreement Monthly Payment						10,000	4,500
Osprey South, LLC [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense			146,377	120,000
Accrued Rent			112,962	19,761
Operating Leases, Future Minimum Payments Due			300,000
Shareholder [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Due from (to) Related Party				12,500
Osprey South, LLC [Member] | Five Year Lease Agreement [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Lease Agreement Monthly Payment						10,000	4,500
Osprey South, LLC [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense		60,000			90,000
Accrued Rent		64,000	112,962
Reimbursement of Prior Years' Self-Employment Taxes [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction			$ 31,879